UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     March Global Associates, LLC

Address:  570 Lexington Avenue, 24th Floor
          New York, NY 10022


13F File Number: 28-10824

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Noubar Torossian
Title:  Controller
Phone:  (212) 813-1024


Signature, Place and Date of Signing:


/s/ Noubar Torossian               New York, NY              February 13, 2006
---------------------              ----------------          -------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  66

Form 13F Information Table Value Total: $407,568
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.        Form 13F File Number                 Name

1           28-06311                            March Partners, LLC

                                                    FORM 13F INFORMATION TABLE


COLUMN 1                          COLUMN  2      COLUMN 3    COLUMN 4       COLUMN 5        COLUMN 6    COLUMN 7       COLUMN 8

                                                              VALUE    SHRS OR   SH/ PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS      CUSIP     (x1000)   PRN AMT   PRN CALL   DISCRETION  MANAGERS  SOLE  SHARED  NONE

ACCO Brands Corp.                   COM          00081T108    $ 4,459    182000  SH         Sole        None      182000
Affiliated Computer Services       CL A          008190100    $ 2,663     45000  SH         Sole        None       45000
Alamosa Hldgs Inc                   COM          011589108    $ 3,722    200000  SH         Sole        None      200000
Albertson's Inc.                    COM          013104104    $ 1,281     60000  SH         Sole        None       60000
Arden Rlty Inc.                     COM          039793104      $ 758     16900  SH         Sole        None       16900
Bank Of America Corporation         COM          060505104    $ 2,492     54000  SH         Sole        None       54000
Burlington Res Inc.                 COM          122014103    $ 7,491     86900  SH         Sole        None       86900
Carnival Corp                       COM          143658300    $ 2,513     47000  SH         Sole        None       47000
Cedar Shopping Ctrs Inc.          COM NEW        150602209    $ 1,368     97200  SH         Sole        None       97200
Cinergy Corp                        COM          172474108    $ 5,452    128400  SH         Sole        None      128400
Citigroup Inc                       COM          172967101      $ 255      5250  SH         Sole        None        5250
CNA Surety Corp.                    COM          12612L108    $ 1,542    105800  SH         Sole        None      105800
Columbia Bancorp                    COM          197227101      $ 619     15000  SH         Sole        None       15000
Computer Sciences Corp.             COM          205363104    $ 3,292     65000  SH         Sole        None       65000
Constellation Energy Group          COM          210371100    $ 1,440     25000  SH         Sole        None       25000
DEX Media Inc.                      COM          25212E100    $ 3,251    120000  SH         Sole        None      120000
Disney Walt Co                  COM DISNEY       254687106    $ 2,009     83800  SH         Sole        None       83800
Engineered Support Sys Inc          COM          292866100    $ 8,328    200000  SH         Sole        None      200000
Enterasys Networks Inc.           COM NEW        293637401      $ 398     30000  SH         Sole        None       30000
Falconbridge Ltd New 2005           COM          306104100    $ 5,145    173655  SH         Sole        None      173655
Farmer Bros Co.                     COM          307675108    $ 3,004    155300  SH         Sole        None      155300
FPL Group Inc                       COM          302571104      $ 850     20000  SH   PUT   Sole        None        NONE
Gold Banc Corp Inc.                 COM          379907108      $ 911     50000  SH         Sole        None       50000
Gtech Hldgs Corp                    COM          400518106    $ 6,348    200000  SH         Sole        None      200000
Guidant Corp                        COM          401698105    $ 2,266     35000  SH         Sole        None       35000
Guidant Corp                        COM          401698105    $ 6,475    100000  SH   PUT   Sole        None        NONE
Guidant Corp                        COM          401698105    $ 3,238     50000  SH   PUT   Sole        None        NONE
IDX Sys Corp.                       COM          449491109    $ 3,954     90000  SH         Sole        None       90000
IMS Health Inc.                     COM          449934108   $ 14,329    575000  SH         Sole        None      575000
IMS Health Inc.                     COM          449934108      $ 152      6100  SH   PUT   Sole        None        NONE
Inamed Corp.                        COM          453235103    $ 5,348     61000  SH         Sole        None       61000
John Hancock Bk & Thrift Opp    SH BEN INT       409735107    $ 1,501    160850  SH         Sole        None      160850
La Quinta Corp                      COM          50419U202    $ 6,049    543000  SH         Sole        None      543000
Lucent Technologies Inc             COM          549463107      $ 152     57100  SH         Sole        None       57100
Maxtor Corp                       COM NEW        577729205    $ 3,817    550000  SH         Sole        None      550000
MBNA Corp                           COM          55262L100    $ 4,568    167700  SH         Sole        None      167700
MCI Inc.                            COM          552691107    $ 3,743    189700  SH         Sole        None      189700
Morgan Stanley                    COM NEW        617446448    $ 3,972     70000  SH         Sole        None       70000
New York Cmnty Bancorp Inc          COM          649445103    $ 1,829    110700  SH         Sole        None      110700
Newmont Mining Corp                 COM          651639106    $ 1,602     30000  SH   PUT   Sole        None        NONE
Nextel Partners Inc                CL A          65333F107    $ 2,096     75000  SH         Sole        None       75000
Panamsat Hldgs Corp                 COM          69831Y105    $ 4,050    165300  SH         Sole        None      165300
Placer Dome Inc.                    COM          725906101    $ 3,440    150000  SH         Sole        None      150000
Prentiss Pptys Tr               SH BEN INT       740706106    $ 3,661     90000  SH         Sole        None       90000
Procter & Gamble Co.                COM          742718109    $ 1,447     25000  SH         Sole        None       25000
Procter & Gamble Co.                COM          742718109    $ 2,894     50000  SH  CALL   Sole        None        NONE
Provident Fin Svcs Inc              COM          74386T105    $ 2,762    149200  SH         Sole        None      149200
Public Svc Enterprise Group         COM          744573106    $ 4,223     65000  SH         Sole        None       65000
Reebok Intl Ltd                     COM          758110100   $ 18,843    323600  SH         Sole        None      323600
Renal Care Group Inc.               COM          759930100    $ 8,752    185000  SH         Sole        None      185000
Retail Ventures Inc.                COM          76128Y102    $ 1,462    117500  SH         Sole        None      117500
Scientific Atlanta Inc              COM          808655104    $ 2,154     50000  SH         Sole        None       50000
Scientific Atlanta Inc              COM          808655104    $ 1,077     25000  SH  CALL   Sole        None        NONE
Scudder RREEF Real Est FD II        COM          81119R108    $ 2,299    149800  SH         Sole        None      149800
Siebel Sys Inc.                     COM          826170102   $ 10,718   1014000  SH         Sole        None     1014000
Solexa Inc                          COM          83420X105      $ 141        14  SH         Sole        None          14
SPDR TR                         UNIT SER 1       78462F103    $ 3,113     25000  SH   PUT   Sole        None        NONE
Sprint Nextel Corp                COM FON        852061100    $ 7,709    330000  SH         Sole        None      330000
Sunterra Corp                     COM NEW        86787D208    $ 1,369     96300  SH         Sole        None       96300
Telewest Global Inc.                COM          87956T107   $ 10,910    458000  SH         Sole        None      458000
Time Warner Telecom Inc            CL A          887319101    $ 1,478    150000  SH         Sole        None      150000
Tripath Imaging Inc                 COM          896942109      $ 221     36550  SH         Sole        None       36550
Verizon Communications              COM          92343V104    $ 6,786    225300  SH         Sole        None      225300
Vintage Pete Inc.                   COM          927460105   $ 11,466    215000  SH         Sole        None      215000
Westcorp Inc                        COM          957907108    $ 4,663     70000  SH         Sole        None       70000
Whirlpool Corp.                     COM          963320106      $ 209      2500  SH         Sole        None        2500




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